Summary of Material Accounting Policy Information - Narrative (Details)			12 Months Ended
	Dec. 11, 2025	Jun. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 12, 2025
Disclosure of operating segments [line items]
Additional ownership interest acquired		0.31
Percentage of ownership		51.00%
Non-controlling interest percentage	49.00%	49.00%	49.00%
Soto Norte
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired			49.00%		49.00%
Deferred Share Units (DSU)
Disclosure of operating segments [line items]
Award vesting period			3 years
Performance Share Units (PSU)
Disclosure of operating segments [line items]
Award vesting period			3 years
Performance period			3 years
Performance factor fixed				100.00%
Total shareholder return period			3 years
Performance Share Units (PSU) | Bottom of Range
Disclosure of operating segments [line items]
Equity instruments vesting, as a percentage of grant			80.00%	80.00%
Performance Share Units (PSU) | Top of Range
Disclosure of operating segments [line items]
Equity instruments vesting, as a percentage of grant			120.00%	120.00%